Consolidated Statements of Operations and Comprehensive (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
REVENUES
Sale of medical devices	$ 13,186,525	$ 6,000,000
Tax and surcharges	(4,964)
Net Revenues	13,181,561	6,000,000
Cost of goods sold	11,912,571	5,394,866
Gross Profit	1,268,990	605,134
OPERATING EXPENSE
Sales and marketing	6,661
General and administrative	15,529,182	2,669,834	2,031,160
Finance cost		804,138	2,154,621
Share-based compensation		391,625	55,468
Total Operating Expenses	15,535,843	3,865,597	4,241,249
LOSS FROM CONTINUING OPERATIONS	(14,266,853)	(3,260,463)	(4,241,249)
OTHER INCOME (EXPENSE)
Other income	1,538,674	5,103	1,004
Other expense	(338,310)	(752,921)	(53,082)
Total Other Income (Expense), net	1,200,364	(747,818)	(52,078)
(LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(13,066,489)	(4,008,281)	(4,293,327)
PROVISON FOR INCOME TAXES	17,549	92,816
NET (LOSS) FROM CONTINUING OPERATIONS	(13,084,038)	(4,101,097)	(4,293,327)
Net gain (loss) income from discontinued operations, net of income taxes	11,836,612	(12,748,636)	(33,698,464)
Gain from disposal of discontinued operations, net of income taxes			3,164,802
Total gain (loss) from discontinued operations	11,836,612	(12,748,636)	(30,533,662)
NET (LOSS)	(1,247,426)	(16,849,733)	(34,826,989)
Less: net income attributable to non-controlling interest	112,497	1,331
NET (LOSS) ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	(1,359,923)	(16,851,064)	(34,826,989)
OTHER COMPREHENSIVE (LOSS)
Foreign currency translation adjustment	(2,198,640)	1,454,336	3,942,157
COMPREHENSIVE (LOSS)	(3,446,066)	(15,395,397)	(30,884,832)
Less: comprehensive income attributable to non-controlling interest	(261)	17
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO AKSO’S SHAREHOLDERS	$ (3,445,805)	$ (15,395,414)	$ (30,884,832)
Continuing operations
Basic (in Dollars per share)	$ (0.2)	$ (0.07)	$ (0.09)
Diluted (in Dollars per share)	(0.2)	(0.07)	(0.09)
Discontinued operations
Basic (in Dollars per share)	0.18	(0.21)	(0.62)
Diluted (in Dollars per share)	0.18	(0.21)	(0.62)
Net (loss) per share
Basic (in Dollars per share)	(0.02)	(0.28)	(0.71)
Diluted (in Dollars per share)	$ (0.02)	$ (0.28)	$ (0.71)
Weighted average shares
Basic (in Shares)	68,598,050	59,612,152	48,837,977
Diluted (in Shares)	68,598,050	59,612,152	48,837,977